Employee Benefit Plans - Summary of Amounts Recognized in Accumulated Comprehensive Loss (Income) for Material Defined Benefit Plans (Detail) - Material Defined Benefit Plans [Member] - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	$ 1,251	$ 1,247
Net actuarial (gains) losses recognized in the year	(9)	4
Total accumulated comprehensive loss (income) as of December 31,	1,242	1,251
Funded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	1,317	1,317
Net actuarial (gains) losses recognized in the year	(2)	0
Total accumulated comprehensive loss (income) as of December 31,	1,315	1,317
Unfunded Plans [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	56	44
Net actuarial (gains) losses recognized in the year	(8)	12
Total accumulated comprehensive loss (income) as of December 31,	48	56
Other Post Employment Benefits [Member]
Disclosure Of Net Defined Benefit Liability Asset [Line Items]
Balance of accumulated comprehensive loss (income) as of January 1	(122)	(114)
Net actuarial (gains) losses recognized in the year	1	(8)
Total accumulated comprehensive loss (income) as of December 31,	$ (121)	$ (122)